T. ROWE PRICE Summit Municipal Intermediate Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.0%
ALABAMA  2.9%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  29,485 29,710
Black Belt Energy Gas Dist., Series B, VRDN, 5.00%, 10/1/55
(Tender 9/1/32)  3,165 3,332
Black Belt Energy Gas Dist., Series C, VRDN, 5.50%, 10/1/54
(Tender 6/1/32)  10,360 11,217
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,000 10,499
Energy Southeast A Cooperative Dist., Series A-1, VRDN,
5.50%, 11/1/53 (Tender 1/1/31)  10,695 11,539
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  19,000 20,474
Southeast Energy Auth. Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  29,365 29,189
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,235
122,195
ALASKA  0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  8,325 8,795
8,795
ARIZONA  2.3%
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/40  1,700 1,890
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/41  4,240 4,685
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 4,525 4,521
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 18,225 18,669
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  8,965 9,233
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,422
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  2,725 2,954
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/30  3,250 3,569
Phoenix Civic Improvement, 5.00%, 7/1/33 (1) 630 653
Phoenix Civic Improvement, 5.00%, 7/1/35 (1) 4,700 4,853
Phoenix Civic Improvement, 5.00%, 7/1/36 (1) 3,715 3,829
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,330
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,751
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/39  1,170 1,298

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/40  1,000 1,106
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/41  3,000 3,300
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 302
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 254
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 308
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 467
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 363
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 362
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  1,400 1,445
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  750 772
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  660 677
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  10,000 10,380
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/31  9,990 10,368
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/38  2,000 2,279
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,077
94,117
CALIFORNIA  5.1%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  11,125 11,661
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,458
California Community Choice Fin. Auth., Green Bond, VRDN,
5.50%, 10/1/54 (Tender 11/1/30)  11,860 12,842
California Community Choice Fin. Auth., Green Bond,
Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  9,000 8,960
California Community Choice Fin. Auth., Green Bond, Series G,
VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  5,000 5,292
California Community Choice Fin. Auth., Green Bond, Series H,
VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  10,550 11,502
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,714 3,800
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  6,993 6,997

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.95%, 12/1/50 (Tender 6/1/26)  3,375 3,361
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (1) 1,000 1,030
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (1) 1,200 1,234
California PFA, Enso Village Project, 2.375%, 11/15/28 (2) 755 741
California PFA, Enso Village Project, 5.00%, 11/15/36 (2) 750 759
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,632
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (2) 2,265 2,283
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (2) 1,005 1,023
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (2) 4,235 4,311
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (2) 3,000 3,051
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (2) 6,875 6,994
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (2) 4,275 4,346
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (2) 7,750 7,853
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  11,550 12,578
Los Angeles County Metropolitan Transportation Auth.,
Refunding, Series A, 5.00%, 7/1/33  7,000 7,333
Los Angeles County Metropolitan Transportation Auth.,
Refunding, Series A, 5.00%, 7/1/34  10,000 10,463
Los Angeles Dept. of Airports, 5.00%, 5/15/29 (1) 4,805 5,100
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (Prerefunded
11/15/31) (1)(3) 60 66
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/31 (1) 6,500 7,027
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/32  10,000 11,398
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.783%, 7/1/27  2,060 2,059
Regents of the Univ. of California Medical Center, Series P,
5.00%, 5/15/35  6,250 7,070
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/36 (1) 3,500 3,909
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/37 (1) 1,350 1,501
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series 2023A, 5.00%, 5/1/38 (1) 2,015 2,154

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32 (1) 5,710 6,135
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/38 (1) 4,250 4,447
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/39 (1) 8,805 9,424
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series C, 5.00%, 5/1/31 (1) 10,000 10,814
Univ. of California, Series BS, 5.00%, 5/15/41  3,000 3,369
211,977
COLORADO  3.0%
Colorado, COP, 6.00%, 12/15/38  3,000 3,535
Colorado, Series A, COP, 4.00%, 12/15/40  2,000 2,005
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/41  6,100 6,785
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/42  4,295 4,740
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/43  1,050 1,149
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/44  1,500 1,634
Colorado HFA, Adventhealth Obligated, VRDN, 5.00%,
11/15/58 (Tender 11/15/28)  4,300 4,589
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/59 (Tender 11/15/29)  2,375 2,559
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 7,763
Denver City & County Airport, Series A, 5.00%, 12/1/29 (1) 2,410 2,528
Denver City & County Airport, Series A, 5.00%, 12/1/30 (1) 8,845 9,497
Denver City & County Airport, Series A, 5.00%, 12/1/32 (1) 5,850 6,090
Denver City & County Airport, Series A, 5.00%, 12/1/33 (1) 6,550 6,802
Denver City & County Airport, Series A, 5.00%, 12/1/34 (1) 1,250 1,296
Denver City & County Airport, Series A, 5.00%, 12/1/35 (1) 20,000 20,693
Denver City & County Airport, Series A, 5.00%, 12/1/38 (1) 9,000 9,246
Denver City & County Airport, Series B, 5.00%, 11/15/30 (1) 2,000 2,146
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,186
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,097
Denver City & County Airport, Series B, 5.50%, 11/15/39 (1) 3,700 4,131
Denver City & County Airport, Series B, 5.50%, 11/15/41 (1) 3,225 3,564
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (4) 8,110 6,948
Regional Transportation Dist. Sales Tax Revenue, Green Bond
Fastracks Project, 4.00%, 11/1/40  12,500 12,619
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25 (5) 250 254
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (5) 575 594
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (5) 630 677
124,127
CONNECTICUT  1.5%

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 12,802
Connecticut, Series F, GO, 5.00%, 11/15/37  8,700 9,909
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/40  11,100 12,591
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/41  5,000 5,619
Connecticut Special Tax Obligation, Series D, 5.00%, 11/1/34  1,615 1,797
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32  10,000 10,538
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A-2, 5.00%, 7/1/43  5,000 5,469
Connecticut, Sustainable Bonds, Series B, GO, 3.00%, 1/15/41  3,870 3,311
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (6)(7)(8) 384 89
62,125
DELAWARE  0.3%
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,866
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,573
Delaware Transportation Auth., Senior, 3.00%, 7/1/40  9,655 8,693
14,132
DISTRICT OF COLUMBIA  3.8%
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 4,716
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,211
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,740
District of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/42  2,400 2,660
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,845
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  3,000 3,066
District of Columbia, Income Tax Revenue, Series A, 5.50%,
7/1/47  5,195 5,702
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (1) 8,185 8,365
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/31 (1) 9,490 10,264
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35 (1) 3,500 3,729
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (1) 1,500 1,486
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (1) 3,470 3,406
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29 (1) 5,000 5,239
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (1) 3,285 3,433
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (1) 4,675 4,870

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/32 (1) 4,650 4,999
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (1) 7,350 7,481
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 17,795 18,082
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 1,860 1,972
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (1) 1,675 1,775
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/42 (1) 2,500 2,618
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/39 (1) 1,775 1,920
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/40 (1) 2,580 2,787
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/41 (1) 6,780 7,287
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 7,000 7,512
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30 (1) 10,280 10,374
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/29  8,190 8,579
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/30  2,800 2,926
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/35  1,000 1,020
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/36  855 866
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/37  1,000 1,006
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/38  3,850 4,269
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/39  7,400 8,131
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/41  2,000 2,172
159,508
FLORIDA  4.3%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/32  1,000 1,066
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,705 2,864

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Alachua County HFA, Shands Teaching Hosp. & Clinics,
Series B, 5.00%, 12/1/34  12,380 12,409
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  8,000 8,537
Broward County Airport, 4.00%, 10/1/44 (1)(9) 3,075 2,921
Broward County Airport, 5.00%, 10/1/29 (1) 2,265 2,339
Broward County Airport, 5.00%, 10/1/30 (1) 2,250 2,321
Broward County Airport, 5.00%, 10/1/31 (1) 1,500 1,545
Broward County Airport, 5.00%, 10/1/32 (1) 1,815 1,867
Broward County Airport, 5.00%, 10/1/33 (1) 1,295 1,331
Broward County Airport, 5.00%, 10/1/34 (1) 1,500 1,539
Broward County Airport, Series A, 5.00%, 10/1/33 (1) 4,840 5,069
Broward County Airport, Series P-2, 5.00%, 10/1/25  3,700 3,706
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/25  750 757
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  1,250 1,277
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/27  1,500 1,549
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/28  1,500 1,563
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  500 525
Central Florida Expressway Auth., 4.00%, 7/1/39 (5) 3,070 3,099
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 8,127
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29 (1) 5,285 5,622
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (1) 3,000 3,080
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (1) 6,500 6,665
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/44  3,205 3,481
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/45  6,180 6,692
Lee County IDA, Health System, Series 2019A-1, 4.00%, 4/1/37  1,300 1,303
Lee County IDA, Health System, Series 2019A-1, 5.00%, 4/1/34  1,240 1,304
Miami-Dade County Aviation, Series A, 5.00%, 10/1/33 (1) 20,000 21,713
Miami-Dade County Expressway Auth., Series 14A, 5.00%,
7/1/30  2,000 2,003
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,253
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,906
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,578
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,003
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,060
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,536
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,857
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,779

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/38 (1) 2,000 2,114
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/39 (1) 2,300 2,420
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/40 (1) 3,000 3,139
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/41 (1) 1,070 1,115
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/42 (1) 2,385 2,473
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/38  850 936
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/42  1,250 1,341
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  2,150 2,109
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/36  2,500 2,367
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,593
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,271
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/31  700 716
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/32  1,070 1,093
178,933
GEORGIA  6.9%
Atlanta, Series A-1, GO, 5.00%, 12/1/35  2,250 2,538
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38  2,575 2,630
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39  3,750 3,805
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/36  5,585 5,966
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/38  5,000 5,310
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/40  7,000 7,380
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (7)(8) 2,805 1,122
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (7)(8) 9,705 3,882
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (7)(8) 3,065 1,226
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,304
Atlanta Water & Wastewater, 5.00%, 11/1/31  8,480 8,515

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Water & Wastewater, Sustainable Bond, 5.00%,
11/1/37 (9) 5,925 6,737
Augusta Dev. Auth., AU Health System, Inc. Project, 4.00%,
7/1/37  4,065 4,078
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 518
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,312
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/31  400 414
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/32  1,000 1,033
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/33  2,000 2,063
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/34  2,515 2,589
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/28  1,200 1,246
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/29  1,780 1,847
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/30  6,300 6,535
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/35  5,000 5,153
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/37  2,500 2,567
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/28  2,500 2,608
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/29  2,750 2,864
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/31  2,365 2,458
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/32  3,660 3,796
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/33  3,390 3,510
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/40  16,250 18,212
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/32  1,000 1,033
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/34  1,205 1,241
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  1,000 1,028
Main Street Natural Gas, Series A, 5.00%, 5/15/26  2,350 2,388
Main Street Natural Gas, Series A, 5.00%, 5/15/33  5,000 5,162
Main Street Natural Gas, Series A, 5.00%, 5/15/34  5,000 5,138

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  31,870 32,268
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,960 2,043
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  5,125 5,431
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  2,500 2,593
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  7,700 8,220
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  6,000 6,356
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  14,915 15,673
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  20,395 20,447
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  20,000 20,036
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 9,747
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 1,958
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,055
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,107
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 694
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/30  2,675 2,801
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/31  1,560 1,632
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/33  1,845 1,924
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/34  2,005 2,088
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/35  3,415 3,552
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  9,405 9,627
Municipal Electric Auth. of Georgia, Project One, Series A,
5.00%, 1/1/35  4,275 4,699
288,159
HAWAII  0.6%
Hawaii Airports System, Series A, 5.00%, 7/1/36 (1) 7,620 8,147

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Hawaii Airports System, Series A, 5.00%, 7/1/43 (1) 2,100 2,131
Hawaii Airports System, Series D, 4.00%, 7/1/37  12,500 12,656
22,934
IDAHO  0.4%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25  1,055 1,056
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26  1,000 1,001
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28  745 745
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  650 650
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30  725 726
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31  720 720
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32  1,000 1,001
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,201
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 2,042
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/40  2,750 3,045
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,733
15,920
ILLINOIS  3.9%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (1) 5,000 5,295
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (1) 27,535 29,421
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 8,730
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,167
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,375
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 4,586
Illinois, GO, 4.00%, 6/1/32  530 531
Illinois, GO, 4.00%, 6/1/35  2,075 2,075
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,109
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 8,050
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,547
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,503
Illinois, Series A, GO, 5.00%, 5/1/29  5,230 5,503
Illinois, Series B, GO, 5.00%, 5/1/28  2,500 2,634
Illinois, Series B, GO, 5.00%, 5/1/30  2,000 2,162
Illinois, Series B, GO, 5.00%, 10/1/30  7,000 7,403
Illinois, Series B, GO, 5.00%, 5/1/31  1,750 1,913
Illinois, Series C, GO, 5.00%, 11/1/29  16,500 17,253
Illinois, Series C, GO, 5.00%, 5/1/30  5,775 6,242
Illinois, Series D, GO, 5.00%, 7/1/28  6,250 6,599
Illinois, Series D, GO, 5.00%, 11/1/28  10,000 10,452
Illinois, Series D, GO, 5.00%, 7/1/30  10,730 11,621
Illinois Fin. Auth., Series A, 4.00%, 7/15/37  3,200 3,235
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  4,255 4,278
Illinois Fin. Auth., Series A, 4.00%, 7/15/39  4,000 3,997

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,152
160,833
INDIANA  0.1%
Indiana Municipal Power Agency, Power Supply, Series A,
5.00%, 1/1/29 (Prerefunded 2/24/25) (3) 4,250 4,255
4,255
IOWA  0.3%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  13,985 14,248
14,248
KANSAS  0.3%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 (Prerefunded
11/15/28) (3) 180 191
Kansas DFA, Adventhealth Obligated, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/31)  2,750 3,050
Kansas DFA, Unrefunded Balance, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  3,835 4,081
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 1,000
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,049
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,329
11,700
KENTUCKY  1.4%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 677
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 842
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 390
Ashland, Ashland Medical Center, 5.00%, 2/1/31  920 953
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 129
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,186
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,384
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,024
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,325
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  16,655 17,456
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  14,450 15,374
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,350 11,378
60,118

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
LOUISIANA  0.3%
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
4.15%, 9/1/27  1,000 1,008
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  4,705 4,731
Louisiana Offshore Terminal Auth., Loop LLC Project, Series C,
VRDN, 4.20%, 9/1/34 (Tender 9/1/28)  6,785 6,818
12,557
MARYLAND  3.0%
Anne Arundel County, Consolidated General Improvement
Bonds, GO, 5.00%, 10/1/37  5,475 6,270
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  5,190 4,697
Baltimore County, Metropolitan Dist. Bonds, 84th Issue, GO,
5.00%, 3/1/41  5,960 6,593
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/40  3,420 3,809
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,645 2,653
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/35 (1)(10) 2,000 2,179
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/36 (1)(10) 2,625 2,848
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31 (1) 2,400 2,592
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32 (1) 2,500 2,678
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33 (1) 1,150 1,228
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (1) 2,105 2,242
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (1) 2,000 2,123
Maryland Economic Dev., Morgan State Univ., Series A,
5.375%, 7/1/38  1,350 1,460
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,177
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,140 1,177
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,044
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/29  2,000 2,064
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/30  2,180 2,247
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/31  1,950 2,007
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,382
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,788
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,672
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,502
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,005

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/33  4,150 4,365
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/30 (1) 1,000 1,051
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/31 (1) 3,570 3,746
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/40  1,375 1,538
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/41  17,800 19,743
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,490
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,092
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 5,290
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 1,000
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 1,014
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,823
Washington Suburban Sanitary Commission, 2.25%, 6/1/40  9,655 7,453
124,042
MASSACHUSETTS  1.5%
Massachusetts, Series A, GO, 5.00%, 1/1/41  9,500 10,512
Massachusetts, Series A, GO, 5.00%, 1/1/42  10,000 10,987
Massachusetts, Series C, GO, 5.00%, 8/1/41  10,325 11,381
Massachusetts Bay Transportation Auth., Series A, 5.00%,
7/1/42  7,500 8,339
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 8,036
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,651
Massachusetts Housing Finance Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,289
62,195
MICHIGAN  4.6%
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/37  1,000 1,132
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/38  1,725 1,941
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,448
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/29  6,400 6,954
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/31  8,560 8,744

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 3,572
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 14,363
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 18,303
Great Lakes Water Auth. Water Supply, Series 2024A, 5.00%,
7/1/37  3,015 3,413
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/36  1,000 1,137
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/37  1,755 1,986
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/38  2,000 2,251
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,893
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29  6,225 6,382
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30  8,115 8,307
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 5,659
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 1,005
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  8,890 9,175
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/30  11,880 12,259
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/31  3,000 3,091
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/32  480 494
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  9,505 9,764
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,516
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,004
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 853
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,259
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,036
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/34  4,000 4,158
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/35  5,750 5,958
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/37  5,000 5,163
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,383
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,099
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(5) 14,615 14,951
Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (1) 1,810 1,875
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (1) 800 827

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (1) 600 620
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (1) 1,360 1,404
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (1) 800 825
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (1) 1,450 1,493
Wayne County Airport Auth., Series B, 5.00%, 12/1/38 (1) 1,595 1,676
Wayne County Airport Auth., Series E, 4.00%, 12/1/26 (1) 8,065 8,174
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (1) 3,850 3,904
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (1) 3,500 3,523
193,974
MINNESOTA  0.5%
Hennepin County, Series A, GO, 5.00%, 12/1/36  5,000 5,779
Hennepin County, Series A, GO, 5.00%, 12/1/37  5,515 6,284
Hennepin County, Series A, GO, 5.00%, 12/1/42  2,245 2,495
Minnesota, Series B, GO, 1.50%, 8/1/36  5,735 4,244
18,802
MISSOURI  1.1%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (1) 6,400 6,298
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31 (1) 3,720 3,927
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/36 (1) 4,950 5,123
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33 (1) 2,550 2,655
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  20,000 21,086
Missouri HEFA, BJC Health System, Series B, VRDN, 4.00%,
5/1/51 (Tender 5/1/26)  2,400 2,429
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/30  4,750 4,866
46,384
MONTANA  0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 924
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 966
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,059
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,242
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 440
4,631
NEVADA  0.1%
Truckee Meadows Water Auth., 5.00%, 7/1/32  4,000 4,102
Truckee Meadows Water Auth., 5.00%, 7/1/35  355 363
4,465
NEW HAMPSHIRE  0.6%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  15,493 15,439

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  11,902 11,164
26,603
NEW JERSEY  2.4%
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (1) 2,000 2,003
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 2,065
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  5,800 5,576
New Jersey Economic Dev. Auth., Transportation System,
5.00%, 11/1/33  4,750 5,100
New Jersey Economic Dev. Auth., Transportation System,
5.00%, 11/1/34  4,350 4,658
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/38  15,000 17,258
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/41  10,890 12,313
New Jersey General Obligation Bonds, GO, 5.00%, 6/1/39  3,935 4,171
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,775
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/36  10,000 11,392
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35  7,500 8,323
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/40  2,000 2,193
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/38  3,500 3,522
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/39  3,000 3,003
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  15,000 16,160
101,512
NEW YORK  10.7%
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 4.00%, 3/15/42  4,200 4,155
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/43  4,050 4,399
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32  10,000 10,472
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 24,193
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,124
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/42  4,360 4,790

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Sales Tax, Series B,
5.00%, 3/15/43  7,500 8,204
Dormitory Auth. of the State of New York, Sales Tax, Series B,
5.00%, 3/15/44  5,000 5,430
Empire State Dev., Personal Income Tax, Series C-2, 5.00%,
3/15/33  18,775 19,598
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,228
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (2)(7)(8) 680 680
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (7)(8) 1,224 112
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,652
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,067
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,867
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,202
New York City, Series E, GO, 5.00%, 8/1/35  6,305 7,204
New York City, Series F-1, GO, 3.00%, 3/1/41  10,000 8,328
New York City, Series I-4, GO, 5.00%, 4/1/36  5,000 5,671
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  5,500 5,521
New York City Housing Dev., Sustainablity Bonds, Series C,
2.25%, 11/1/41  8,400 6,248
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 19,695
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 10,290
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 5,055
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 16,884
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 8,063
New York City Transitional Fin. Auth., Future Tax, 4.00%, 5/1/39  4,505 4,551
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,455
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 4,060
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 11/1/39  4,000 4,491
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 17,497
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 8/1/45  4,000 3,872
New York City Transitional Fin. Auth., Future Tax, Series C-1,
5.00%, 5/1/41  5,755 6,145

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series D,
5.00%, 5/1/42  7,000 7,673
New York City Transitional Fin. Auth., Future Tax, Series D,
5.25%, 5/1/43  7,750 8,591
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/39  4,000 4,469
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/40  5,000 5,562
New York City Transitional Fin. Auth., Future Tax, Series E,
5.00%, 11/1/42  10,000 10,962
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  2,000 2,075
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 7,589
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/40  5,830 6,455
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/41  3,000 3,294
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/41  5,125 5,639
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/42  9,360 10,203
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series A-1, 5.00%, 11/1/36  5,000 5,717
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series D, 5.00%, 5/1/37  9,500 10,815
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series G-1, 5.00%, 5/1/42  13,000 14,197
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  6,850 6,852
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 3,405 3,409
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 4,980 4,986
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (1) 3,165 3,202
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (1) 3,500 3,584
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (1) 11,230 11,575
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/38 (1) 3,125 3,376
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/39 (1)(5) 1,325 1,438
New York Transportation Dev., Terminal 4 JFK Int'l. Airport
Project, Series A, 5.00%, 12/1/34 (1) 1,115 1,167
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (1) 9,880 10,296

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (1) 8,155 8,445
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/41  1,450 1,622
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/37 (1) 3,380 3,654
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 218, 5.00%, 11/1/36 (1) 3,030 3,158
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.00%, 11/15/41  11,065 12,152
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.25%, 11/15/40  2,000 2,264
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/40  7,000 7,903
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  8,500 9,532
447,059
NORTH CAROLINA  1.6%
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,370 18,045
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
5.00%, 1/15/38  3,000 3,037
Forsyth County, Series B, GO, 2.00%, 3/1/40  5,660 4,238
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ.,
5.00%, 1/1/33  5,205 5,336
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  485 485
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series A, 5.00%, 1/1/31  10,025 10,164
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series C, 5.00%, 1/1/29  3,000 3,044
North Carolina Municipal Power Agency No. 1, Unrefunded
Balance, Series C, 5.00%, 1/1/30  8,370 8,488
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/37  1,600 1,822
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/38  1,950 2,205
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/39  1,525 1,705
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/40  1,895 2,105
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/41  1,400 1,541
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/33 (1) 1,500 1,595
Wake County, Series A, GO, 5.00%, 6/1/41  3,455 3,864
67,674

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
OHIO  0.7%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  10,000 8,994
Cleveland Airport, Series A, 5.00%, 1/1/27 (5) 1,525 1,526
Cleveland Airport, Series A, 5.00%, 1/1/28 (5) 3,055 3,058
Cleveland Airport, Series A, 5.00%, 1/1/30 (5) 1,650 1,651
Cleveland Airport, Series A, 5.00%, 1/1/31 (5) 1,000 1,001
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31  1,000 1,046
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,670
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 554
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,505
Ohio Hosp. Fac., Cleveland Clinic Health, VRDN, 2.75%, 1/1/52
(Tender 5/1/28)  4,500 4,408
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%,
1/1/33  2,735 2,873
28,286
OKLAHOMA  0.3%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/41 (11) 5,500 6,146
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/43 (11) 2,670 2,930
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/44 (11) 1,620 1,764
10,840
OREGON  0.5%
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/25  280 280
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/27  305 307
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/28  320 323
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/29  335 338
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/30  355 359
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/31  370 374
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/32  390 394
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/33  410 414
Oregon, Series A, GO, 5.00%, 5/1/36  2,750 3,109
Oregon, Series A, GO, 5.00%, 5/1/37  3,000 3,378
Oregon, Series A, GO, 5.00%, 5/1/38  2,500 2,801
Oregon, Series A, GO, 5.00%, 5/1/39  1,060 1,179
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (1) 3,185 3,259
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (1) 1,685 1,723

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (1) 1,135 1,160
Port of Portland Airport, Series 28, 4.00%, 7/1/36 (1) 2,000 1,995
21,393
PENNSYLVANIA  1.3%
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/27 (1)(5) 850 874
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/28 (1)(5) 1,000 1,041
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/30 (1)(5) 2,380 2,522
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 628
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 693
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (2) 1,835 1,880
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (2) 1,500 1,525
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,882
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,228
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (2) 4,005 3,825
Pennsylvania Higher EFA, Trustees of the Univ., Series A,
5.00%, 2/15/35 (11) 3,725 4,343
Pennsylvania, BID Group, GO, 4.00%, 9/1/42  5,000 4,949
Philadelphia Airport, Private Activity, 4.00%, 7/1/41 (1)(5) 1,000 965
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35 (5) 3,250 3,513
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36 (5) 2,000 2,152
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37 (5) 1,605 1,717
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (5) 9,160 9,460
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (5) 10,000 10,319
55,516
PUERTO RICO  5.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 10,842 6,798
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (2) 6,450 6,709
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 7,470 7,816
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (2) 3,250 3,376

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (2) 13,455 14,203
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  11,134 7,755
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  15,705 15,616
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  3,161 3,131
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  9,528 9,312
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  2,757 2,605
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,462 1,471
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  6,348 6,617
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  19,854 21,305
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  49,272 54,593
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)
(13) 130 71
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(13) 170 94
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(13) 500 275
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)
(13) 630 346
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)
(13) 2,380 1,309
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)
(13) 830 457
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)
(13) 985 542
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)
(13) 130 72
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(13) 70 39
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(13) 6,525 3,589
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(13) 535 294
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)
(13) 215 118
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)
(13) 610 335

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)
(13) 480 264
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)
(13) 150 82
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)
(13) 265 146
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)
(13) 190 105
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)
(13) 1,890 1,039
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)
(13) 530 292
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)
(13) 225 124
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  45,780 33,311
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  31,928 31,639
Puerto Rico Sales Tax Fin., Restructured, Series A-2-
Converted, 4.329%, 7/1/40  10,827 10,729
246,579
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (7)(8) 980 382
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25  1,425 1,428
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  1,630 1,641
3,451
SOUTH CAROLINA  0.5%
Lexington County Health Services Dist., Lexington Medical
Center, 5.00%, 11/1/29  3,010 3,161
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/32  7,185 7,505
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/34  8,370 8,693
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,135 1,175
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,065
22,599
SOUTH DAKOTA  0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,305
4,305

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
TENNESSEE  1.6%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/25  1,300 1,310
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/26  1,000 1,007
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/27  1,050 1,057
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/28  1,000 1,007
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/29  1,000 1,006
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  2,925 3,031
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,648
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 4.00%, 7/1/40  5,445 5,235
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,465 3,580
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/35 (9) 600 657
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/36 (9) 450 491
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/37 (9) 800 873
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/38 (9) 850 923
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/39 (9) 800 859
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/40 (9) 825 881
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,780 7,422
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/33  10,000 11,175
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 2,870 3,001
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 5,026
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  7,550 7,943
67,132
TEXAS  8.3%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (5) 2,500 2,607
Austin Airport, North Terminal Project, Series 2019B, 5.00%,
11/15/33 (1) 2,000 2,096

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26 (1) 2,300 2,364
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29 (1) 1,200 1,226
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (1) 1,550 1,581
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (1) 1,130 1,151
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36 (1) 1,000 1,042
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (1) 2,680 2,782
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,797
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,462
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,805
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,451
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 999
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,660
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,776
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  1,150 1,171
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,267
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36  6,325 7,143
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/42  1,380 1,495
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%,
8/15/33  10,000 10,085
Cypress-Fairbanks Independent School Dist., Series B, GO,
5.00%, 2/15/37  3,435 3,874
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/37  1,000 1,116
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/38  625 694
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/39  850 939
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/40  2,625 2,885
Denton, GO, 4.00%, 2/15/42  4,000 3,950
Denton Independent School Dist., GO, 1.75%, 8/15/36  8,595 6,574
Denton Independent School Dist., GO, 5.00%, 8/15/36  1,505 1,701
Denton Independent School Dist., GO, 5.00%, 8/15/41  7,050 7,742
Grand Parkway Transportation, Tela Supported, Series A,
5.00%, 10/1/34  8,495 8,883
Harris County, GO, 5.00%, 9/15/42  1,000 1,098

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County, Series A, GO, 5.00%, 9/15/42  3,410 3,746
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series B, 5.00%, 7/1/31  8,000 8,865
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/32  2,550 2,686
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/34  1,250 1,327
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/35  1,590 1,683
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/36  2,155 2,271
Houston Airport, Subordinate Lien, Series A, 5.25%, 7/1/40 (1)
(5) 5,000 5,400
Houston Airport, United Airlines, Series B, 5.50%, 7/15/35 (1) 9,150 9,892
Houston Airport, United Airlines, Series B-1, 4.00%, 7/15/41 (1) 4,000 3,752
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (1) 8,350 8,358
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (1) 10,200 10,206
Houston Independent School Dist., GO, 5.00%, 2/15/31  3,570 3,718
Lower Colorado River Auth., LCRA Transmission Services
Project, Series A, 5.25%, 5/15/40  2,265 2,475
Lower Colorado River Auth., LCRA Transmission Services
Project, Series D, 5.00%, 5/15/30  4,450 4,473
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 10,700 10,686
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 756
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  2,045 2,061
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,161
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 786
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 841
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%,
1/1/31  3,750 3,807
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31  1,250 1,269
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  15,055 15,872
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30  6,530 6,628
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 4,028
North Texas Tollway Auth., 2nd Tier, Series B, Refunding,
5.00%, 1/1/31  2,000 2,029
North Texas Tollway Auth., Unrefunded Balance, Series A,
5.00%, 1/1/26  275 276
North Texas Tollway Auth., Unrefunded Balance, Series B,
5.00%, 1/1/26  35 35
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/40  8,775 9,692
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26 (1)(2) 300 294

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (1)(2) 550 527
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (1)(2) 525 494
Prosper Independent School Dist., GO, 5.00%, 2/15/36  5,000 5,720
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,335
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,703
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  10,890 11,254
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  17,950 19,008
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  13,325 14,151
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/32  1,000 1,067
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,590
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  5,000 5,283
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 4,992
Texas Transportation Commission, GO, 5.00%, 4/1/41  4,500 4,954
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31  5,000 5,229
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  4,500 4,687
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/33  19,495 20,304
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  18,475 19,198
344,985
UTAH  2.1%
Intermountain Power Agency, Series A, 5.00%, 7/1/39  4,500 4,863
Intermountain Power Agency, Series A, 5.00%, 7/1/40  3,500 3,762
Intermountain Power Agency, Series A, 5.00%, 7/1/41  2,000 2,138
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.50%, 6/15/39 (2) 1,725 1,761
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (1) 3,925 4,029
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (1) 3,500 3,638
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (1) 1,825 1,894
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/32 (1) 3,750 4,014
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/33 (1) 6,110 6,518
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (1) 11,070 11,716
Salt Lake City Airport, Series 2023A, 5.00%, 7/1/34 (1) 5,000 5,389
Salt Lake City Airport, Series A, 4.00%, 7/1/41 (1)(9) 10,435 10,066

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (1) 3,370 3,467
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (1) 2,560 2,631
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (1) 5,050 5,228
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (1) 3,500 3,612
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (1) 6,000 6,181
Salt Lake City Airport, Series A, 5.00%, 7/1/38 (1) 5,665 5,809
Vineyard Redev. Agency, 4.00%, 5/1/34 (5) 300 311
Vineyard Redev. Agency, 4.00%, 5/1/36 (5) 250 257
Vineyard Redev. Agency, 4.00%, 5/1/38 (5) 270 274
Vineyard Redev. Agency, 4.00%, 5/1/39 (5) 225 227
87,785
VIRGINIA  9.1%
Alexandria, Series A, GO, 1.75%, 12/15/35  7,160 5,525
Alexandria, Series A, GO, 1.875%, 12/15/36  7,160 5,494
Arlington County, GO, 5.00%, 6/15/36  6,000 6,737
Arlington County, GO, 5.00%, 6/15/38  9,585 10,661
Arlington County, GO, 5.00%, 6/15/39  2,040 2,257
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  3,080 3,332
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,565 2,761
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,070
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  21,180 22,918
Fairfax County, Series A, GO, 2.00%, 10/1/39  12,225 9,048
Fairfax County, Series A, GO, 4.00%, 10/1/38  10,000 10,307
Fairfax County, Series A, GO, 4.00%, 10/1/41  7,345 7,421
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,890 5,660
Fairfax County IDA, Inova Health, 5.00%, 5/15/32  10,000 11,295
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 3,896
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,825 3,134
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,454
Fairfax County IDA, Inova Health, Series B-2, VRDN, 5.00%,
5/15/57 (Tender 5/15/30)  10,000 10,849
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  3,875 3,996
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 3,953
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,653
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,005
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  8,100 8,183
Loudoun County, Series A, GO, 5.00%, 12/1/41  3,030 3,337

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 3.00%, 12/1/37  5,000 4,570
Loudoun County Sanitation Auth., 5.00%, 1/1/36  5,800 6,731
Loudoun County Sanitation Auth., 5.00%, 1/1/37  5,845 6,749
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  4,420 4,696
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  8,000 8,627
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  5,835 6,436
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,300 1,328
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,017
Virginia Beach, Series A, GO, 4.00%, 2/1/41  7,160 7,295
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/41  3,050 3,351
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.25%, 2/1/41  5,000 5,477
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/41  13,345 13,365
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  4,000 4,026
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30  4,000 4,219
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 7,431
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30  5,000 5,153
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31  8,540 8,967
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31  6,725 7,052
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  600 671
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  1,600 1,762
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/41  2,950 3,229
Virginia Public Building Auth., Series A, 5.00%, 8/1/38  11,500 12,717
Virginia Public School Auth., 5.00%, 10/1/35  4,370 4,988
Virginia Public School Auth., 5.00%, 8/1/40  2,125 2,389
Virginia Public School Auth., 5.00%, 8/1/42  2,220 2,457
Virginia Public School Auth., 5.00%, 8/1/43  1,880 2,066
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30 (1) 2,000 2,019

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/32 (1) 2,750 2,771
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32 (1) 7,875 7,921
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/33 (1) 1,250 1,256
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (1) 4,380 4,392
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (1) 5,000 5,002
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35 (1) 4,815 4,807
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 4,125 4,112
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/36 (1) 2,500 2,485
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37 (1) 8,625 8,528
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38 (1) 3,000 2,942
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/39 (1) 1,250 1,208
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (1) 1,250 1,197
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/32 (1) 6,225 6,639
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (1) 5,000 5,304
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 3,000 3,177
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35 (1) 4,540 4,804
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,250 2,374
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37 (1) 2,000 2,101
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 6,090 6,386
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (1) 2,095 2,187
Virginia Small Business Fin. Auth., Senior Lien Elizabeth River
Crossing, 4.00%, 1/1/31 (1) 2,955 2,983
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 254
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,306

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,037
York County Economic Dev. Auth., Electric & Power Company
Project, VRDN, 3.65%, 5/1/33 (Tender 10/1/27)  4,190 4,250
379,157
WASHINGTON  3.9%
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/34  4,850 5,048
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/36  6,730 7,508
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/39  7,500 8,291
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/40  7,000 7,787
Port of Seattle, Series C, 5.00%, 8/1/37 (1) 10,605 11,146
Port of Seattle, Intermediate Lien, 5.00%, 8/1/29 (1) 8,610 9,107
Port of Seattle, Intermediate Lien, 5.00%, 4/1/36 (1) 1,500 1,550
Seattle Municipal Light & Power Revenue, Series A, 5.00%,
3/1/42  4,950 5,368
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,363
Washington, Series B, GO, 5.00%, 6/1/39  14,945 16,629
Washington, Series B, GO, 5.00%, 2/1/40  10,190 11,261
Washington, Series B, GO, 5.00%, 6/1/40  1,900 2,107
Washington, Bid Group 1, Series A-2024, GO, 5.00%, 8/1/39  9,000 10,023
Washington, Bid Group 3, Series R-2023A, GO, 5.00%, 8/1/35  5,835 6,637
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%,
6/1/38  4,180 4,445
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 16,186
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,147
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 5,910
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/33  4,500 4,617
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/34  5,000 5,127
Washington, Various Purpose, Series R-2018D, GO, 5.00%,
8/1/34  14,000 14,582
164,839
WEST VIRGINIA  0.1%
West Virginia Hosp. Fin. Auth., University Health System
Obligated Group, Series A, 5.00%, 6/1/39  1,225 1,325
West Virginia Hosp. Fin. Auth., University Health System
Obligated Group, Series A, 5.00%, 6/1/40  1,900 2,041
3,366

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
WISCONSIN  0.7%
Wisconsin, Series 3, GO, 5.00%, 11/1/30  5,000 5,222
Wisconsin, Series B, GO, 5.00%, 5/1/39  10,035 11,093
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  4,500 4,827
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series C-4, VRDN, 5.00%, 8/15/54  4,000 4,286
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/27 (2) 1,950 1,961
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/31 (2) 1,220 1,232
28,621
SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS  0.4%
T. Rowe Price Government Reserve Fund, 4.44% (14)(15) 16,789 16,789
Total Short-Term Investments (Cost $16,789) 16,789
Total Investments in Securities  99.4%
(Cost $4,160,459) $ 4,149,617
Other Assets Less Liabilities 0.6% 24,826
Net Assets 100.0% $ 4,174,443
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $103,281 and represents 2.5% of net assets.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by National Public Finance Guarantee Corporation
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Non-income producing
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Insured by Build America Mutual Assurance Company
(10) Insured by Assured Guaranty Corporation
(11) When-issued security

T. ROWE PRICE Summit Municipal Intermediate Fund

.
.
.
.
.
.
.
.
.
.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ —# $ — $ 52+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 97  ¤  ¤ $ 16,789^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $52 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,789.

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Intermediate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Summit Municipal Intermediate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Summit Municipal Intermediate Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F83-054Q1 01/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 4,132,828 $ — $ 4,132,828
Short-Term Investments 16,789 — — 16,789
Total $ 16,789 $ 4,132,828 $ — $ 4,149,617